STATEMENTS OF LIABILITY AND STOCKHOLDERS EQUTY (DEFICIT) (UNAUDITED) - USD ($)	Total	Common Stock	Additional Paid In Capital	Retained Earnings
Balance, shares at Dec. 31, 2019		443,553
Balance, amount at Dec. 31, 2019	$ 489,870	$ 4,436	$ 501,071	$ (15,636)
Shares issued to acquire fixed assets, shares		4,434,864
Shares issued to acquire fixed assets, amount	4,786,110	$ 44,349	4,741,761
Net income	10,641			10,641
Balance, shares at Dec. 31, 2020		4,878,417
Balance, amount at Dec. 31, 2020	5,286,621	$ 48,783	5,242,832	(4,995)
Net income	506,234			506,234
Balance, shares at Jun. 30, 2021		4,878,417
Balance, amount at Jun. 30, 2021	5,792,855	$ 48,783	5,242,832	501,239
Balance, shares at Dec. 31, 2021		4,878,417
Balance, amount at Dec. 31, 2021	5,560,905	$ 48,783	5,242,832	269,290
Net income	699,901			699,901
Balance, shares at Jun. 30, 2022		4,878,417
Balance, amount at Jun. 30, 2022	$ 6,260,806	$ 48,783	$ 5,242,832	$ 969,191